General information (Tables)	6 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2014	2013
A	-	29%
B	26%	23%
C	32%	-
D	19%	38%
E	15%	-